Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
CURRENT ASSETS:
Cash and cash equivalents (Note 5)	$ 6,192,679	$ 4,584,507
Restricted cash and cash equivalents (Note 5.1)	165,622	47,332
Accounts receivable - Net (Note 6)	1,003,793	793,110
Recoverable taxes (Note 14)	230,030	345,730
Inventory	49,667	48,704
Other assets	204,065	181,529
Total current assets	7,845,856	6,000,912
NON-CURRENT ASSETS:
Land, furniture and equipment - Net (Note 7)	520,623	558,480
Intangible assets, airport concessions and goodwill - Net (Notes 1 and 8)	49,126,038	49,586,322
Receivable from third parties	23,364	36,107
Total assets	57,515,881	56,181,821
CURRENT LIABILITIES:
Bank loans (Note 11)	238,235	175,515
Short term debt (Note 12)	311,372	324,590
Income taxes payable	211,083	36,693
Accounts payable and accrued expenses (Note 10)	1,799,330	1,871,424
Total current liabilities	2,560,020	2,408,222
NON-CURRENT LIABILITIES:
Bank loans (Note 11)	6,674,717	7,042,598
Long-term debt (Note 12)	6,488,569	6,957,678
Deferred income tax (Note 14)	3,004,584	3,081,668
Employee benefits	16,814	10,266
Total liabilities	18,744,704	19,500,432
STOCKHOLDERS' EQUITY (Note 13):
Capital stock	7,767,276	7,767,276
Capital reserves	13,171,105	11,229,129
Other comprehensive income	(218,788)	189,791
Retained earnings	10,438,563	9,919,989
Controlling interest	31,158,156	29,106,185
Non-Controlling interest	7,613,021	7,575,204
Total stockholders' equity	38,771,177	36,681,389
Total liabilities and stockholders' equity	$ 57,515,881	$ 56,181,821